Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gadsden Dynamic Multi-Asset ETF | Gadsden Dynamic Multi-Asset ETF Class
Prospectus [Line Items]
Annual Return [Percent]	25.35%	7.28%	1.85%	(2.06%)	4.24%	20.59%	11.83%